Retirement Benefit Plans (Schedule Of Benefit Payments Expected Future Service) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 10, 2011	Dec. 31, 2011 Pension Plans, Defined Benefit [Member] Funded Plans [Member]		Dec. 31, 2011 Pension Plans, Defined Benefit [Member] Unfunded Plans [Member]		Dec. 31, 2011 Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2012**		$ 300	[1]	$ 11	[1]	$ 32	[1],[2]
2013		100		11		31	[2]
2014		96		11		30	[2]
2015		90		10		29	[2]
2016		80		9		27	[2]
2017 through 2021	$ 65	$ 296		$ 31		$ 104	[2]

[1]	Includes expected defined benefit payments in connection with the Company's exit from refining.
[2]	Net of premiums paid by participants.